Stockholder's Equity (Details) - USD ($)						3 Months Ended	12 Months Ended
	Oct. 14, 2020	Sep. 16, 2020	Aug. 24, 2020	Mar. 18, 2018	Mar. 13, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Membership interest acquired						50.00%	50.00%
Common stock authorized			401,000,000
Preferred stock authorized			1,000,000			1,000,000	1,000,000
Preferred stock par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Stock split description of founders shares		1:1.25
Shares forfeited						1,875,000
Number Of Shares Subject To Forfeiture							1,875,000
Invested capital						$ 2,070	$ 2,070
Number of units issued | shares						50,000,000	50,000,000
Net tangible asset threshold						$ 5,000,001	$ 5,000,001
Redeemable Shares outstanding							42,278,793
Founders shares
Class of Stock [Line Items]
Common stock issued		14,375,000
Common stock outstanding		14,375,000
JFG | JFG
Class of Stock [Line Items]
Membership interest acquired				100.00%	100.00%
Consideration for acquisition of membership interest				$ 1,000	$ 1,000
TJF
Class of Stock [Line Items]
Membership interest acquired			51.70%
Consideration for acquisition of membership interest			$ 1,070
JFG and TJF
Class of Stock [Line Items]
Common stock outstanding						12,500,000	12,500,000
Public Offering
Class of Stock [Line Items]
Number of units issued | shares	50,000,000					50,000,000	50,000,000
Class A common stock
Class of Stock [Line Items]
Common stock authorized			380,000,000			380,000,000	380,000,000
Common stock par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001
Common stock issued						6,644,827	7,721,207
Common stock outstanding						6,644,827	7,721,207
Redeemable Shares outstanding						43,355,173	42,278,793
Class A common stock | Public Offering
Class of Stock [Line Items]
Common stock par value (in dollars per share)						$ 0.0001
Class B common stock
Class of Stock [Line Items]
Common stock authorized			20,000,000			20,000,000	20,000,000	20,000,000
Common stock par value (in dollars per share)			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Number of shares held by sponsors			11,500,000
Common stock issued						12,500,000	12,500,000	12,500,000
Common stock outstanding						12,500,000	12,500,000